TRADE RECEIVABLES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 532,361	¥ 553,542
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	246,441	236,251
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	275,329	268,577
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 10,591	¥ 48,714